Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2024
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Personnel expenses	$50,745	$55,393	$105,246	$103,841
Share-based compensation	32,290	21,806	57,668	48,669
Professional services	9,971	10,110	20,745	19,003
Travel expenses	9,079	11,830	17,503	22,649
Office expenses	8,084	5,328	15,894	11,770
Other expenses	15,164	15,270	27,569	24,409
	$125,333	$119,737	$244,625	$230,341